Consolidated Balance Sheets (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Sep. 30, 2013		Mar. 31, 2013
Loans receivable, fair value	¥ 261,354	[1]	¥ 524,049	[1]
Securities purchased under agreements to resell, fair value	1,217,687		997,788
Trading assets including securities pledged as collateral	8,226,677		7,707,813
Trading assets, fair value	9,152		19,970
Private equity investments, fair value	43,913		44,134
Office buildings, land, equipment and facilities, net of accumulated depreciation and amortization	373,140		355,831
Other assets, fair value	1,549		1,632
Short-term borrowings, fair value	56,394		77,036
Securities sold under agreements to repurchase, fair value	810,255		264,767
Other liabilities, fair value	1,815		2,360
Long-term borrowings, fair value	¥ 1,707,660	[2]	¥ 1,664,536
Common stock
Authorized	6,000,000,000		6,000,000,000
Issued	3,822,562,601		3,822,562,601
Outstanding	3,706,484,721		3,710,960,252
Common stock held in treasury at cost	116,077,880		111,602,349

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.
[2]	Includes structured notes for which the fair value option is elected.